Convertible Debt (Details) - Schedule of Promissory Notes	12 Months Ended
Dec. 31, 2023
Bottom of range [Member] | Stock price [member]
Convertible Debt (Details) - Schedule of Promissory Notes [Line Items]
Significant inputs	$1.16
Bottom of range [Member] | Expected life in years [member]
Convertible Debt (Details) - Schedule of Promissory Notes [Line Items]
Significant inputs	0.49
Bottom of range [Member] | Risk free rate [member]
Convertible Debt (Details) - Schedule of Promissory Notes [Line Items]
Significant inputs	5.09%
Bottom of range [Member] | Expected volatility [member]
Convertible Debt (Details) - Schedule of Promissory Notes [Line Items]
Significant inputs	74.65%
Top of range [Member] | Stock price [member]
Convertible Debt (Details) - Schedule of Promissory Notes [Line Items]
Significant inputs	4.82
Top of range [Member] | Expected life in years [member]
Convertible Debt (Details) - Schedule of Promissory Notes [Line Items]
Significant inputs	1.00
Top of range [Member] | Risk free rate [member]
Convertible Debt (Details) - Schedule of Promissory Notes [Line Items]
Significant inputs	5.57%
Top of range [Member] | Expected volatility [member]
Convertible Debt (Details) - Schedule of Promissory Notes [Line Items]
Significant inputs	130.0%